Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Detail) - Pension Benefits [Member] - CAD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	$ 8,973	$ 7,752	$ 8,258
ABO	8,183	7,144
Fair value of plan assets	$ 7,848	$ 7,205	$ 7,277